FRENCH COMMON STOCKS, 2%
SHORT TERM INVESTMENT, 2%
DANISH COMMON STOCKS, 0%
SPANISH COMMON STOCKS, 0%
ITALIAN COMMON STOCKS, 0%
BRITISH COMMON STOCKS, 4%
CANADIAN COMMON STOCKS, 10%
MASTER LIMITED PARTNERSHIPS, 25%
UNITED STATES COMMON STOCKS, 57%

* Denotes less than 1% of Total Investments
% of Total Investments.  The chart shows the Fund's current allocation as a percentage of the Fund's total investments, and excludes exposure through derivative instruments.  These percentages may vary from those shown in the Schedule of Investments, which are based on the Fund's net assets.  Holdings and allocations may vary over time.